Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	971,805,000
Proposed Maximum Offering Price per Unit | shares	0.99741
Maximum Aggregate Offering Price | $	$ 969,288,025.05
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 133,858.68
Offering Note

1
Fee per Rule 457 (r). Amounts are calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended, based upon a Euro-to-U.S. dollar exchange rate of EUR1 to $1.1433 as of July 7, 2026, as reported by the European Central Bank.